Consolidated Statements of Cash Flows (Parentheticals)	12 Months Ended
Jun. 30, 2024
Zhongrun
Issuance of shares for acquisition of equity percentage	75.00%
Chuangying
Issuance of shares for acquisition of equity percentage	100.00%
Youyou
Issuance of shares for acquisition of equity percentage	60.00%
Lianbao
Issuance of shares for acquisition of equity percentage	40.00%